Summary of Significant Accounting Policies - Schedule of Revenues from Contracts with Customers (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Revenues from Contracts with Customers [Line Items]
Revenues from contracts with customers	$ 1,675,122	$ 1,435,962
Commission on futures broking earned from Hong Kong Exchange [Member]
Schedule of Revenues from Contracts with Customers [Line Items]
Revenues from contracts with customers	121,426	109,127
Commission on futures broking from overseas Exchanges [Member]
Schedule of Revenues from Contracts with Customers [Line Items]
Revenues from contracts with customers	1,147,617	859,086
Futures brokerage commissions [Member]
Schedule of Revenues from Contracts with Customers [Line Items]
Revenues from contracts with customers	1,269,043	968,213
Trading solution service revenues [Member]
Schedule of Revenues from Contracts with Customers [Line Items]
Revenues from contracts with customers	260,000	429,215
Other service revenues [Member]
Schedule of Revenues from Contracts with Customers [Line Items]
Revenues from contracts with customers	$ 146,079	$ 38,534